INCOME TAX (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards						$ 8,850,000	$ 8,850,000	$ 8,049,000
Total						22,025,000	22,025,000	18,032,000
Valuation Allowance						(1,145,000)	(1,145,000)	(513,000)
Total deferred tax assets, net						20,880,000	20,880,000	17,519,000
Federal
Deferred Federal Income Tax Expense (Benefit)							(4,617,000)	(15,230,000)
State and Local
Current							179,000	201,000
Deferred							(901,000)	(3,003,000)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount							632,000	513,000
Income tax provision	$ (1,499,000)	$ (502,000)		$ (3,083,000)	$ (1,443,000)		(3,368,000)	$ (17,545,000)
Operating Loss Carryforwards						30,000,000.0	$ 30,000,000.0
Effective Income Tax Rate Reconciliation, Percent
Income tax provision							13.60%	12.00%
CIK 0001846136 Riverview Acquisition Corp
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards						31,111	$ 31,111
Startup/Organization Expenses						149,455	149,455
Unrealized gain/loss - Trust						(2,137)	(2,137)
Total						178,429	178,429
Valuation Allowance						(178,429)	(178,429)
Federal
Deferred Federal Income Tax Expense (Benefit)						(178,429)
State and Local
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount						178,429
Income tax provision	$ 34,787	$ 0	$ 0	$ 34,787
Operating Loss Carryforwards						$ 148,147	$ 148,147
Effective Income Tax Rate Reconciliation, Percent
Statutory federal income tax rate	21.00%	21.00%		21.00%	21.00%	21.00%
State taxes, net of federal tax benefit						0.00%
Change in fair value of warrants						(28.50%)
Change in fair value of over-allotment liability						(0.40%)
Transaction costs						4.80%
Meals and entertainment						0.00%
Valuation allowance						3.10%
Income tax provision	0.33%	0.00%		0.34%	0.00%	0.00%